Risk and Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios
The table below shows the amount of financial assets at amortized cost and at fair value through other comprehensive income, expected loss and the impacts on the calculation of expected credit loss in the adoption of 100% of each scenario:

12/31/2021					12/31/2020
		Reduction/(Increase) of					Reduction/(Increase) of
Financial Assets (1)	Expected Loss (2)	Expected Loss			Financial Assets (1)	Expected Loss (2)	Expected Loss
		Pessimistic scenario	Base scenario	Optimistic scenario			Pessimistic scenario	Base scenario	Optimistic scenario
1,078,891	(46,348)	(340)	163	1,788	951,343	(51,480)	(830)	491	1,416

(1)	Composed of Loan operations, lease operations and securities.
(2)	Comprises expected credit loss for Financial Guarantees R$ (767) (R$ (907) at 12/31/2020) and Loan Commitments R$ (4,433) (R$ (3,485) at 12/31/2020).

Summary of Credit Risk Exposure

	12/31/2021			12/31/2020
	Brazil	Abroad	Total	Brazil	Abroad	Total
Financial Assets	1,325,332	485,649	1,810,981	1,294,428	466,835	1,761,263
At Amortized Cost	920,576	350,614	1,271,190	861,485	324,255	1,185,740
Interbank deposits	17,795	52,147	69,942	17,775	37,910	55,685
Securities purchased under agreements to resell	159,974	9,744	169,718	237,528	2,415	239,943
Voluntary investments with the Central Bank of Brazil	5,800	—	5,800	—	—	—
Securities	125,875	21,871	147,746	103,146	26,658	129,804
Loan and lease operations	562,646	259,944	822,590	468,461	245,643	714,104
Other financial assets	81,398	15,075	96,473	67,425	25,830	93,255
(-) Provision for Expected Loss	(32,912)	(8,167)	(41,079)	(32,850)	(14,201)	(47,051)
At Fair Value Through Other Comprehensive Income	44,648	60,974	105,622	48,992	60,950	109,942
Securities	44,648	60,974	105,622	48,992	60,950	109,942
At Fair Value Through Profit or Loss	360,108	74,061	434,169	383,951	81,630	465,581
Securities	343,339	21,628	364,967	365,718	23,353	389,071
Derivatives	16,612	52,433	69,045	18,227	58,277	76,504
Other financial assets	157	—	157	6	—	6
Financial liabilities – provision for expected loss	4,543	657	5,200	3,655	737	4,392
Loan Commitments	4,115	318	4,433	3,135	350	3,485
Financial Guarantees	428	339	767	520	387	907
Off balance sheet	446,267	73,431	519,698	372,542	58,773	431,315
Financial guarantees	62,548	20,362	82,910	51,830	17,103	68,933
Letters of credit to be released	45,773	—	45,773	41,477	—	41,477
Loan commitments	337,946	53,069	391,015	279,235	41,670	320,905
Mortgage loans	10,709	—	10,709	6,357	—	6,357
Overdraft accounts	147,878	—	147,878	126,302	—	126,302
Credit cards	176,384	3,840	180,224	144,386	3,859	148,245
Other pre-approved limits	2,975	49,229	52,204	2,190	37,811	40,001

Total	1,767,056	558,423	2,325,479	1,663,315	524,871	2,188,186

Summary of Maximum Exposure of Financial Assets Segregated by Business Sector
Loan and lease operations

	12/31/2021%		12/31/2020%
Industry and commerce	190,491	23.1	163,784	22.9
Services	173,332	21.1	172,322	24.1
Other sectors	37,652	4.6	37,565	5.3
Individuals	421,115	51.2	340,433	47.7

Total	822,590	100.0	714,104	100.0

Other financial assets (*)

	12/31/2021%		12/31/2020%
Public sector	580,619	62.2	713,705	71.2
Services	150,831	16.2	79,788	8.0
Other sectors	83,521	9.0	67,636	6.8
Financial	117,869	12.6	139,820	14.0

Total	932,840	100.0	1,000,949	100.0

(*)
Includes Financial Assets at Fair Value through Profit and Loss, Financial Assets at Fair Value through Other Comprehensive Income and Financial Assets at Amortized Cost, except for Loan and Lease Operations and Other Financial Assets.

Summary of Breakdown of Indicators of Credit Quality

12/31/2021
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	270,371	220,961	944	492,276	38,168	20,723	—	58,891	23,997	686	—	24,683	332,536	242,370	944	575,850
Corporate	128,519	23,882	52,429	204,830	1,600	200	535	2,335	4,915	23	2,478	7,416	135,034	24,105	55,442	214,581
Micro/Small and medium companies	124,555	71,158	7,605	203,318	16,749	4,823	130	21,702	8,666	222	141	9,029	149,970	76,203	7,876	234,049
Foreign loans - Latin America	178,719	46,629	17,776	243,124	13,389	1,621	713	15,723	12,942	87	159	13,188	205,050	48,337	18,648	272,035

Total	702,164	362,630	78,754	1,143,548	69,906	27,367	1,378	98,651	50,520	1,018	2,778	54,316	822,590	391,015	82,910	1,296,515

%	61.4	31.7	6.9	100.0	70.9	27.7	1.4	100.0	93.0	1.9	5.1	100.0	63.4	30.2	6.4	100.0

	12/31/2020
	Stage 1				Stage 2				Stage 3				Total Consolidated of 3 stages
	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total	Loan Operations	Loan commitments	Financial Guarantees	Total
Individuals	199,158	190,273	854	390,285	30,793	19,387	—	50,180	25,532	987	—	26,519	255,483	210,647	854	466,984
Corporate	123,665	17,670	43,602	184,937	2,793	16	595	3,404	8,063	93	2,516	10,672	134,521	17,779	46,713	199,013
Micro/Small and medium companies	96,784	50,813	5,434	153,031	15,965	3,884	440	20,289	9,206	307	131	9,644	121,955	55,004	6,005	182,964
Foreign loans - Latin America	167,601	35,960	14,498	218,059	16,692	1,414	676	18,782	17,852	101	187	18,140	202,145	37,475	15,361	254,981

Total	587,208	294,716	64,388	946,312	66,243	24,701	1,711	92,655	60,653	1,488	2,834	64,975	714,104	320,905	68,933	1,103,942

%	62.1	31.1	6.8	100.0	71.5	26.7	1.8	100.0	93.3	2.3	4.4	100.0	64.7	29.1	6.2	100.0

Summary of Internal Rating

	12/31/2021				12/31/2020
Internal Rating	Stage 1	Stage 2	Stage 3	Total loan operations	Stage 1	Stage 2	Stage 3	Total loan operations
Low	662,839	42,028	—	704,867	501,463	13,172	—	514,635
Medium	38,980	19,239	—	58,219	84,193	37,249	—	121,442
High	345	8,639	—	8,984	1,552	15,822	—	17,374
Credit-Impaired	—	—	50,520	50,520	—	—	60,653	60,653

Total	702,164	69,906	50,520	822,590	587,208	66,243	60,653	714,104

%	85.4	8.5	6.1	100.0	82.2	9.3	8.5	100.0

Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk
Other financial assets

	12/31/2021
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	20,139	4,906	4,914	15,224	15,225	—	—
Government securities	423,085	426,959	423,085	—	—	—	—
Brazilian government	362,449	365,947	362,449	—	—	—	—
Other Public	—	36	—	—	—	—	—
Abroad	60,636	60,976	60,636	—	—	—	—
Argentina	1,335	1,310	1,335	—	—	—	—
United States	7,189	7,226	7,189	—	—	—	—
Mexico	12,413	12,424	12,413	—	—	—	—
Spain	6,131	6,132	6,131	—	—	—	—
Korea	5,604	5,604	5,604	—	—	—	—
Chile	21,399	21,552	21,399	—	—	—	—
Paraguay	1,469	1,526	1,469	—	—	—	—
Uruguay	1,258	1,256	1,258	—	—	—	—
Colombia	3,830	3,938	3,830	—	—	—	—
Peru	8	8	8	—	—	—	—
Corporate securities	173,163	169,489	167,457	3,391	2,789	4,993	2,917
Rural product note	12,744	12,474	12,597	146	121	38	26
Real estate receivables certificates	4,999	5,063	4,999	—	—	—	—
Bank deposit certificate	390	392	390	—	—	—	—
Debentures	103,659	99,438	98,867	2,383	1,923	4,704	2,869
Eurobonds and other	10,206	10,236	10,194	12	12	—	—
Financial bills	10,168	10,185	10,168	—	—	—	—
Promissory and commercial notes	8,901	8,874	8,901	—	—	—	—
Other	22,096	22,827	21,341	850	733	251	22

Total	616,387	601,354	595,456	18,615	18,014	4,993	2,917

	12/31/2020
		Stage 1		Stage 2		Stage 3
	Fair Value	Cost	Fair Value	Cost	Fair Value	Cost	Fair Value
Investment funds	14,204	3,232	2,997	10,943	10,943	1,232	264
Government securities	483,791	479,477	483,791	—	—	—	—
Brazilian government	422,098	417,782	422,098	—	—	—	—
Other Public	—	36	—	—	—	—	—
Abroad	61,693	61,659	61,693	—	—	—	—
Argentina	1,498	1,480	1,498	—	—	—	—
United States	5,835	5,847	5,835	—	—	—	—
Mexico	10,222	10,227	10,222	—	—	—	—
Italy	130	133	130	—	—	—	—
Spain	4,844	4,847	4,844	—	—	—	—
Korea	3,947	3,951	3,947	—	—	—	—
Chile	23,195	23,183	23,195	—	—	—	—
Paraguay	2,950	3,011	2,950	—	—	—	—
Uruguay	978	964	978	—	—	—	—
Colombia	8,089	8,012	8,089	—	—	—	—
Peru	5	4	5	—	—	—	—
Corporate securities	127,757	122,695	122,326	3,485	2,738	5,873	2,693
Rural product note	5,823	5,717	5,723	38	36	115	64
Real estate receivables certificates	5,342	5,290	5,268	77	73	—	1
Bank deposit certificate	1,066	1,064	1,066	—	—	—	—
Debentures	62,723	57,963	58,365	2,402	1,779	5,462	2,579
Eurobonds and other	7,604	7,445	7,604	—	—	—	—
Financial bills	15,783	15,784	15,783	—	—	—	—
Promissory and commercial notes	7,629	7,611	7,629	—	—	—	—
Other	21,787	21,821	20,888	968	850	296	49

Total	625,752	605,404	609,114	14,428	13,681	7,105	2,957

Summary of Financial Assets Individually Evaluated Classified by Rating
Other Financial Assets—Internal Classification by Level of Risk

	12/31/2021
	Financial Assets - At Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Financial Assets at fair value through other comprehensive income	Total
Low	245,442	142,416	430,729	105,622	924,209
Medium	—	4,399	3,219	—	7,618
High	18	931	64	—	1,013

Total	245,460	147,746	434,012	105,622	932,840

%	26.4	15.8	46.5	11.3	100.0

(*)	Includes Derivatives in the amount of R$ 69,045 at 12/31/2021.

	12/31/2020
	Financial Assets -Amortized Cost
Internal rating	Interbank deposits and securities purchased under agreements to resell	Securities	Financial assets at fair value through profit or loss (*)	Financial Assets at fair value through other comprehensive income	Total
Low	295,334	123,553	463,168	109,942	991,997
Medium	—	4,396	2,192	—	6,588
High	294	1,855	215	—	2,364

Total	295,628	129,804	465,575	109,942	1,000,949

%	29.5	13.0	46.5	11.0	100.0

(*)	Includes Derivatives in the amount of R$ 76,504 at 12/31/2020.

Summary of Collateral for Loans and Financial Lease Operations	Collateral for loans and lease operations

	12/31/2021				12/31/2020
	Over-collateralized assets		Under-collateralized assets		Over-collateralized assets		Under-collateralized assets
	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral	Carrying value of the assets	Fair value of collateral
Individuals	113,194	282,131	1,014	907	80,907	202,819	1,746	1,621
Personal (1)	2,436	8,338	639	583	1,960	6,759	737	698
Vehicles (2)	26,941	68,275	368	318	21,595	44,673	999	918
Mortgage loans (3)	83,817	205,518	7	6	57,352	151,387	10	5
Micro, small and medium companies and corporates (4)	170,334	634,871	32,436	26,933	151,129	444,696	31,582	27,011
Foreign loans – Latin America (4)	168,968	330,020	9,782	4,152	161,987	309,489	15,381	9,050
Total	452,496	1,247,022	43,232	31,992	394,023	957,004	48,709	37,682

(1)	In general requires financial collaterals.
(2)	Vehicles themselves are pledged as collateral, as well as assets leased in lease operations.
(3)	Properties themselves are pledged as collateral.
(4)	Any collateral set forth in the credit policy of ITAÚ UNIBANCO HOLDING (chattel mortgage, surety/joint debtor, mortgage and others).
Of total loan and lease operations, R$ 326,862 (R$ 271,372 at 12/31/2020) represented unsecured loans.

Summary of VaR Total - Historical Simulation

	VaR Total (Historical Simulation) (in millions of Reais)
	12/31/2021 (*)				12/31/2020 (*)
	Average	Maximum	Minimum	Var Total	Average	Minimum	Minimum	Var Total
VaR by Risk Factor Group
Interest rates	937	425	1,411	1,257	614	292	1,961	431
Currencies	18	10	37	13	20	9	71	24
Shares	42	17	98	24	23	9	49	30
Commodities	4	1	8	4	2	1	4	1
Effect of diversification	—	—	—	(602)	—	—	—	(263)

Total risk	441	198	707	696	282	166	763	223

(*)	VaR by Group of Risk Factors considers information from foreign units.

Summary of Position of Accounts Subject to Interest Rate Risk
The table below shows the accounting position of financial assets and liabilities exposed to interest rate risk, distributed by maturity (remaining contractual terms). This table is not used directly to manage interest rate risks; it is mostly used to permit the assessment of mismatching between accounts and products associated thereto and to identify possible risk concentration.

	12/31/2021						12/31/2020
	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total	0-30 days	31-180 days	181-365 days	1-5 years	Over 5 years	Total
Financial assets	463,079	294,051	193,279	642,495	253,300	1,846,204	478,065	335,803	185,587	568,219	227,397	1,795,071
At amortized cost	401,056	258,580	152,270	345,538	148,969	1,306,413	406,497	251,388	121,432	314,949	125,282	1,219,548
Compulsory deposits in the Central Bank of Brazil	92,580	—	—	—	—	92,580	83,133	—	—	—	—	83,133
Interbank deposits	51,138	7,050	5,861	5,669	216	69,934	34,998	5,410	8,178	6,864	187	55,637
Securities purchased under agreements to resell	142,405	26,532	—	403	371	169,711	196,053	43,625	170	10	77	239,935
Voluntary investments with the Central Bank of Brazil	5,800	—	—	—	—	5,800	—	—	—	—	—	—
Securities	4,427	12,884	27,858	69,965	30,664	145,798	9,325	16,907	11,440	55,070	33,997	126,739
Loan and lease operations	104,706	212,114	118,551	269,501	117,718	822,590	82,988	185,446	101,644	253,005	91,021	714,104
At fair value through other comprehensive income	10,420	9,286	6,722	63,256	15,938	105,622	13,357	12,557	6,958	54,452	22,618	109,942
At fair value through profit and loss	51,603	26,185	34,287	233,701	88,393	434,169	58,211	71,858	57,197	198,818	79,497	465,581
Securities	36,111	13,872	28,532	212,911	73,541	364,967	40,577	63,455	48,092	178,565	58,382	389,071
Derivatives	15,492	12,292	5,632	20,777	14,852	69,045	17,634	8,403	9,099	20,253	21,115	76,504
Other financial assets	—	21	123	13	—	157	—	—	6	—	—	6
Financial liabilities	660,751	127,205	107,515	361,399	228,857	1,485,727	624,542	141,647	122,233	452,797	118,616	1,459,835
At amortized cost	653,598	110,994	99,753	340,944	216,959	1,422,248	607,741	134,640	109,560	426,488	101,753	1,380,182
Deposits	402,930	52,259	38,563	220,822	135,798	850,372	370,604	80,456	59,955	277,055	20,940	809,010
Securities sold under repurchase agreements	239,843	2,627	725	5,659	3,994	252,848	220,219	3,001	1,962	23,811	24,371	273,364
Interbank market funds	9,976	46,610	41,520	69,043	9,996	177,145	9,542	48,407	36,972	56,482	4,632	156,035
Institutional market funds	439	9,045	18,422	43,559	67,171	138,636	6,950	2,247	10,142	67,159	51,810	138,308
Premium bonds plans	410	453	523	1,861	—	3,247	426	529	529	1,981	—	3,465
At fair value through profit and loss	7,153	16,211	7,762	20,455	11,898	63,479	16,801	7,007	12,673	26,309	16,863	79,653
Derivatives	7,153	16,174	7,625	20,404	11,848	63,204	16,791	7,002	12,672	26,252	16,788	79,505
Structured notes	—	—	16	48	50	114	10	—	1	57	75	143
Other financial liabilities	—	37	121	3	—	161	—	5	—	—	—	5
Difference assets / liabilities (*)	(197,672)	166,846	85,764	281,096	24,443	360,477	(146,477)	194,156	63,354	115,422	108,781	335,236
Cumulative difference	(197,672)	(30,826)	54,938	336,034	360,477		(146,477)	47,679	111,033	226,455	335,236
Ratio of cumulative difference to total interest-bearing assets	(10.7)%	(1.7)%	3.0%	18.2%	19.5%		(8.2)%	2.7%	6.2%	12.6%	18.7%

(*)	The difference arises from the mismatch between the maturities of all remunerated assets and liabilities, at the respective period-end date, considering the contractually agreed terms.

Summary of Funding from Customers

Funding from customers	12/31/2021			12/31/2020
	0-30 days	Total	%	0-30 days	Total	%

Deposits	402,930	850,372		370,604	809,010
Demand deposits	158,116	158,116	14.8	134,805	134,805	13.2
Savings deposits	190,601	190,601	17.9	179,470	179,470	17.5
Time deposits	52,563	497,051	46.5	55,778	491,234	48.0
Other	1,650	4,604	0.4	551	3,501	0.4
Funds from acceptances and issuance of securities (1)	2,310	143,138	13.4	1,978	136,638	13.4
Funds from own issue (2)	—	21	—	218	1,985	0.2
Subordinated debt	—	75,036	7.0	6,657	74,916	7.3

Total	405,240	1,068,567	100.0	379,457	1,022,549	100.0

(1)
Includes mortgage notes, guaranteed real estate credit bills, agribusiness, financial recorded in interbank markets funds and Obligations on the issue of debentures, Securities abroad and strutured operations certificates recorded in Institutional Markets Funds.

(2)	Refer to deposits received under securities repurchase agreements with securities from own issue.

Summary of Liquidity Indicators
The table below shows the indicators used by ITAÚ UNIBANCO HOLDING in the management of liquidity risk:

Liquidity indicators	12/31/2021	12/31/2020
	%	%
Net assets (1) / customers funds within 30 days (2)	56.5	85.2
Net assets (1) / total customers funds (3)	21.4	31.6
Net assets (1) / total financial assets (4)	16.2	23.4

(1)
Net assets (present value): Cash, Securities purchased under agreements to resell – Funded position and Government securities—available. Detailed in the table Non discounted future flows – Financial assets.

(2)	Funding from customers table (Total funding from customers 0-30 days).
(3)	Funding from customers table (Total funding from customers).
(4)	Detailed in the table Non discounted future flows – Financial assets, total present value regards R$ 1,411,089 (R$ 1,381,769 at 12/31/2020).

Summary of Assets and Liabilities According to Their Remaining Contractual Maturities, Considering Their Undiscounted Flows
Assets and liabilities according to their remaining contractual maturities, considering their undiscounted flows, are presented below:

Undiscounted future flows, except for derivatives which are fair value	12/31/2021					12/31/2020
Financial assets (1)	0 - 30	31 - 365	366 -720	Over 720 days	Total	0 - 30	31 -365	366 - 720	Over 720 days	Total
Cash	44,512	—	—	—	44,512	46,224	—	—	—	46,224
Interbank investments	195,260	32,238	4,535	1,670	233,703	234,755	43,276	6,273	1,092	285,396
Securities purchased under agreements to resell – Collateral held (2)	32,435	—	—	—	32,435	44,743	—	—	—	44,743
Securities purchased under agreements to resell – Collateral repledge	105,875	19,355	—	—	125,230	150,474	31,561	—	—	182,035
Interbank deposits (4)	56,950	12,883	4,535	1,670	76,038	39,538	11,715	6,273	1,092	58,618
Securities	158,915	30,191	45,156	223,244	457,506	239,964	16,348	17,144	101,908	375,364
Government securities—available	145,989	453	483	6,737	153,662	226,615	393	379	5,779	233,166
Government securities—under repurchase commitments	1,337	13,446	27,132	35,575	77,490	93	3,905	6,749	15,132	25,879
Corporate securities—available	11,247	13,349	12,062	133,385	170,043	13,256	11,113	8,352	51,927	84,648
Corporate securities—under repurchase commitments	342	2,943	5,479	47,547	56,311	—	937	1,664	29,070	31,671
Derivative financial instruments – Net position	15,492	17,924	8,826	26,803	69,045	17,634	17,502	6,478	34,890	76,504
Swaps	1,820	3,803	7,341	25,050	38,014	4,064	2,952	5,117	33,886	46,019
Options	10,599	9,216	683	754	21,252	10,103	8,783	992	540	20,418
Forwards	1,595	1,513	3	—	3,111	1,323	757	5	—	2,085
Other derivatives	1,478	3,392	799	999	6,668	2,144	5,010	364	464	7,982
Loan and lease operations (3)	77,663	282,913	135,840	315,004	811,420	60,896	236,173	114,523	317,492	729,084
Other financial assets	—	144	5	8	157	—	6	—	—	6

Total financial assets	491,842	363,410	194,362	566,729	1,616,343	599,473	313,305	144,418	455,382	1,512,578

(1)
The assets portfolio does not take into consideration the balance of compulsory deposits in Central Bank, amounting to R$ 104,592 (R$ 90,059 at 12/31/2020), which release of funds is linked to the maturity of the liability portfolios. The amounts of PGBL and VGBL are not considered in the assets portfolio because they are covered in Note 26.

(2)	Net of R$ 9,266 (R$ 11,119 at 12/31/2020) which securities are linked to guarantee transactions at B3 S.A.- Brasil, Bolsa, Balcão and in the BACEN.
(3)	Net of payment to merchants of R$ 92,011 (R$ 71,820 at 12/31/2020) and the amount of Liabilities from transactions related to credit assignments R$ 1,004 (R$ 1,623 at 12/31/2020).
(4)	Includes R$ 40,221 (R$ 32,477 at 12/31/2020) related to Compulsory Deposits with Central Banks of other countries.

Undiscounted future flows, except for derivatives which are fair value	12/31/2021					12/31/2020
Financial liabilities	0 - 30	31 - 365	366 -720	Over 720 days	Total	0 - 30	31 - 365	366 - 720	Over 720 days	Total
Deposits	397,416	96,669	95,397	350,792	940,274	369,957	145,085	36,258	344,261	895,561
Demand deposits	158,116	—	—	—	158,116	134,805	—	—	—	134,805
Savings deposits	190,601	—	—	—	190,601	179,470	—	—	—	179,470
Time deposit	46,938	94,040	95,149	350,791	586,918	53,978	143,446	36,182	343,974	577,580
Interbank deposits	933	2,629	248	1	3,811	1,633	1,639	76	287	3,635
Other deposits	828	—	—	—	828	71	—	—	—	71
Compulsory deposits	(44,124)	(12,461)	(11,797)	(36,210)	(104,592)	(36,337)	(16,874)	(4,412)	(32,436)	(90,059)
Demand deposits	(12,012)	—	—	—	(12,012)	(6,926)	—	—	—	(6,926)
Savings deposits	(25,807)	—	—	—	(25,807)	(22,672)	—	—	—	(22,672)
Time deposit	(6,305)	(12,461)	(11,797)	(36,210)	(66,773)	(6,739)	(16,874)	(4,412)	(32,436)	(60,461)
Securities sold under repurchase agreements (1)	265,184	5,615	7,020	5,943	283,762	260,846	5,024	5,183	22,591	293,644
Government securities	191,281	1,261	3,885	5,687	202,114	182,848	2,070	2,414	22,564	209,896
Corporate securities	26,141	3,621	2,775	18	32,555	22,056	2,954	2,769	27	27,806
Foreign	47,762	733	360	238	49,093	55,942	—	—	—	55,942
Funds from acceptances and issuance of securities (2)	2,986	35,346	30,927	83,967	153,226	2,391	40,463	35,189	68,573	146,616
Loans and obligations (3)	9,875	71,278	9,491	12,868	103,512	11,891	64,735	6,239	6,388	89,253
Subordinated debt (4)	55	27,857	16,282	48,969	93,163	6,797	8,428	28,994	45,762	89,981
Derivative financial instruments – Net position	7,153	23,799	8,596	23,656	63,204	16,791	19,674	6,895	36,145	79,505
Swaps	1,562	3,970	6,944	22,170	34,646	7,344	3,612	5,573	35,260	51,789
Options	4,086	16,896	786	779	22,547	6,355	12,381	998	528	20,262
Forwards	762	—	—	—	762	892	13	—	—	905
Other derivatives	743	2,933	866	707	5,249	2,200	3,668	324	357	6,549
Other financial liabilities	—	158	—	3	161	—	5	—	—	5

Total financial liabilities	638,545	248,261	155,916	489,988	1,532,710	632,336	266,540	114,346	491,284	1,504,506

(1)	Includes own and third parties’ portfolios.
(2)
Includes mortgage notes, Guaranteed real estate notes, agribusiness, financial recorded in interbank market funds and Obligations on issue of debentures, Securities abroad and Structured Transactions certificates recorded in institutional markets funds.

(3)	Recorded in funds from interbank markets.
(4)	Recorded in funds from institutional markets.

Summary of Off Balance Commitments

	12/31/2021					12/31/2020
Off balance commitments	0 – 30	31 – 365	366 – 720	Over 720 days	Total	0 – 30	31 – 365	366 – 720	Over 720 days	Total
Financial Guarantees	3,742	28,530	11,046	39,592	82,910	2,859	24,491	6,428	35,155	68,933
Commitments to be released	151,235	35,605	18,541	185,634	391,015	128,792	27,144	11,776	153,193	320,905
Letters of credit to be released	45,773	—	—	—	45,773	41,477	—	—	—	41,477
Contractual commitments—Fixed and Intangible assets (Notes 13 and 14)	—	3	—	—	3	—	36	—	—	36

Total	200,750	64,138	29,587	225,226	519,701	173,128	51,671	18,204	188,348	431,351

Summary of Composition Of Capital Adequcy

	12/31/2021	12/31/2020
Available capital (amounts)
Common Equity Tier 1	130,716	119,960
Tier 1	149,912	137,157
Total capital (PR)	169,797	151,244
Risk-weighted assets (amounts)
Total risk-weighted assets (RWA)	1,153,841	1,042,207
Risk-based capital ratios as a percentage of RWA
Common Equity Tier 1 ratio (%)	11.3%	11.5%
Tier 1 ratio (%)	13.0%	13.2%
Total capital ratio (%)	14.7%	14.5%
Additional CET1 buffer requirements as a percentage of RWA
Capital conservation buffer requirement (%) (*)	2.00%	1.25%
Countercyclical buffer requirement (%)	0.0%	0.0%
Bank G-SIB and/or D-SIB additional requirements (%)	1.0%	1.0%
Total of bank CET1 specific buffer requirements (%)	3.00%	2.25%

(*)
For purposes of calculating the Conservation capital buffer, BACEN Resolution 4,783 establishes, for defined periods, percentages to be applied to the RWA value with a gradual increase until April/22, when it reaches 2.5%.